Revenue and segment reporting - Schedule of the revenue and operating results by segments (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of operating segments [line items]
Revenue from contracts with customers	¥ 1,994,443
Intra-segment revenues	14,755
Revenues	1,375,790	¥ 1,027,373	¥ 1,022,795
Segment income/(loss) before income tax	405,742	491,928	421,305
Elimination of discontinued operations	243,337	(24,205)	(23,058)
Consolidated profit before tax from continuing operations	647,465	467,723	398,247
Consolidated profit before tax from continuing operations	241,723	(24,205)	(23,058)
Interest income	42,834
Interest expenses	1,584
Interest on lease liabilities	1,379	4,363
Depreciation and amortization	169,728
Impairment loss	252,259
Aggregate continuing and discontinued operations [member]
Disclosure of operating segments [line items]
Interest income	42,834	24,870	24,489
Interest on lease liabilities	1,379	4,363
Discontinued operations
Disclosure of operating segments [line items]
Revenues	618,653	489,699	490,542
Elimination of discontinued operations	243,337	(24,205)	(23,058)
Interest on lease liabilities	228	928
Operating Segments [Member]
Disclosure of operating segments [line items]
Revenues	2,009,198	1,536,203	1,522,349
Elimination of intersegment revenues
Disclosure of operating segments [line items]
Revenues	(14,755)	(19,131)	(9,012)
K-12 educational services [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	1,171,569	905,762	792,285
Intra-segment revenues	1,824	711	287
Segment income/(loss) before income tax	566,434	459,875	299,459
Interest income	35,026	14,352	13,374
Interest expenses	278	3,040	0
Depreciation and amortization	62,086	59,306	31,173
K-12 educational services [Member] | Discontinued operations
Disclosure of operating segments [line items]
Revenue from contracts with customers		489,699	490,542
Intra-segment revenues		418	135
Segment income/(loss) before income tax		24,205	23,058
Interest income		8,827	7,889
Interest expenses		1,368	208
Depreciation and amortization		102,345	95,793
K-12 educational services [Member] | Operating Segments [Member]
Disclosure of operating segments [line items]
Revenues	1,173,393	906,473	792,572
K-12 educational services [Member] | Operating Segments [Member] | Discontinued operations
Disclosure of operating segments [line items]
Revenues		490,117	490,677
Educational training services [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	618,653	121,611	230,510
Intra-segment revenues	465	18,002	8,590
Segment income/(loss) before income tax	(241,723)	16,948	105,427
Interest income	6,843	476	1,629
Interest expenses	433	395
Depreciation and amortization	96,393	8,221	7,844
Impairment loss	252,259
Educational training services [Member] | Operating Segments [Member]
Disclosure of operating segments [line items]
Revenues	619,118	139,613	239,100
Others [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	204,221
Intra-segment revenues	12,466
Segment income/(loss) before income tax	90,285	(9,100)	(6,639)
Interest income	956	1,215	1,597
Interest expenses	873
Depreciation and amortization	11,249
Others [Member] | Operating Segments [Member]
Disclosure of operating segments [line items]
Revenues	216,687
Unallocated [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	0	1,517,072	1,513,337
Intra-segment revenues	0	19,131	9,012
Segment income/(loss) before income tax	(9,254)	491,928	421,305
Interest income	9	24,870	24,489
Interest expenses	0	4,803	208
Depreciation and amortization	0	169,872	134,810
Impairment loss	0
Unallocated [Member] | Operating Segments [Member]
Disclosure of operating segments [line items]
Revenues	¥ 0	¥ 1,536,203	¥ 1,522,349